Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-term Borrowings and Long-term Debt
Schedule of Short-term Debt

	2010	2011
	Millions of yen
Borrowing denominated in Japanese yen:
Unsecured short-term loans from financial institutions bearing interest at weighted average rates of 0.64% and 0.43% per annum at March 31, 2010 and 2011, respectively	¥93,470	¥134,898
Commercial paper bearing interest at weighted average rates of 0.12% and 0.17% per annum at March 31, 2010 and 2011, respectively	215,994	200,989

Borrowing denominated in foreign currencies:
Unsecured short-term loans from financial institutions	1,133	5,680

	¥310,597	¥341,567

Schedule of Long-term Debt

	2010	2011
	Millions of yen
Debt denominated in Japanese yen:
0.36% – 2.06% coupon bonds due 2011 – 2020	¥2,318,151	¥2,128,633
0.54% – 1.13% floating rate bonds due 2011 – 2013	239,128	167,192
Secured indebtedness to financial institutions—
2.18% (weighted average) loans due 2011 – 2029	51,082	49,086
0.71% (weighted average) floating rate loans due 2011	30,698	24,226
Unsecured indebtedness to financial institutions—
1.37% (weighted average) loans due 2011 – 2031	1,290,482	1,527,729
0.56% (weighted average) floating rate loans due 2011 – 2020	70,647	75,975

	4,000,188	3,972,841

Debt denominated in foreign currencies:
1.88% – 2.25% Swiss franc bonds due 2012 – 2013	70,553	73,177
4.13% Euro notes due 2011	63,210	59,535
Unsecured indebtedness to financial institutions—
2.52% (weighted average) U.S. dollar loans due 2011 – 2019	6,216	15,945
0.62% (weighted average) U.S. dollar floating rate loans due 2011 – 2022	14,596	46,596
17.37% (weighted average) South African Rand loans due 2011 – 2017	—	16,829
Other loans due 2011 – 2028	3,693	8,146

	158,268	220,228

Total long-term debt principal	4,158,456	4,193,069
Less—Deferred bond discounts	(464)	(395)

	4,157,992	4,192,674
Less—Current maturities	(781,323)	(698,476)

Total long-term debt	¥3,376,669	¥3,494,198

Schedule of Maturities of Long-term Debt

Fiscal year ending March 31	Millions of yen
2012	¥698,476
2013	647,886
2014	691,498
2015	405,849
2016	353,263
Thereafter	1,395,702

Total	¥4,192,674